                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------

                                      CREDIT | ASSET
                                      SUISSE | MANAGEMENT



                                   PROSPECTUS

                                  COMMON CLASS
                                DECEMBER 29, 2000
                            AS REVISED JUNE 18, 2001


                          CREDIT SUISSE WARBURG PINCUS
                         GLOBAL FINANCIAL SERVICES FUND






As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS ...........................................................  4
    Goal and Principal Strategies ....................................  4
    Investor Profile .................................................  4
    A Word About Risk ................................................  5

INVESTOR EXPENSES ....................................................  8
    Fees and Fund Expenses ...........................................  8
    Example ..........................................................  9

THE FUND IN DETAIL ................................................... 10
    The Management Firms ............................................. 10
    Multi-Class Structure ............................................ 10
    Fund Information Key ............................................. 11
    Goal and Strategies .............................................. 12
    Portfolio Investments ............................................ 12
    Risk Factors ..................................................... 12
    Portfolio Management ............................................. 13
    Investor Expenses ................................................ 13

MORE ABOUT RISK ...................................................... 14
    Introduction ..................................................... 14
    Types of Investment Risk ......................................... 14
    Certain Investment Practices ..................................... 16

MEET THE MANAGERS .................................................... 19

ABOUT YOUR ACCOUNT ................................................... 20
    Share Valuation .................................................. 20
    Buying and Selling Shares ........................................ 20
    Account Statements ............................................... 21
    Distributions .................................................... 21
    Taxes ............................................................ 21

OTHER INFORMATION .................................................... 23
    About the Distributor ............................................ 23

FOR MORE INFORMATION ......................................... back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES


--------------------------------------------------------------------------------
FUND/RISK FACTORS        GOAL                     STRATEGIES
--------------------------------------------------------------------------------
GLOBAL FINANCIAL         Capital appreciation     - Invests primarily in equity
SERVICES FUND                                       securities of U.S. and
Risk factors:                                       foreign financial-services
 FINANCIAL-SERVICES                                 companies
  COMPANIES                                       - Invests in companies of any
 FOREIGN SECURITIES                                 size
 MARKET RISK                                      - Uses fundamental analysis to
 REGULATORY RISK                                    assess an issuer's potential
 SECTOR CONCENTRATION                               for capital appreciation in
                                                    light of its financial
                                                    condition and industry
                                                    position
--------------------------------------------------------------------------------

-  INVESTOR PROFILE

  THIS FUND IS DESIGNED FOR INVESTORS WHO:

- are investing for long-term goals

- are willing to assume the risk of losing money in exchange for attractive potential long-term returns

- are looking for capital appreciation

- want to diversify their portfolios into financial-services stocks


   IT MAY NOT BE APPROPRIATE IF YOU:

- are investing for a shorter time horizon

- are uncomfortable with an investment that will fluctuate in value

- are looking for exposure to companies in a broad variety of industries

- want to limit your exposure to foreign securities

- are looking for income

   You should base your investment decision on your own goals, risk preferences and time horizon.

-  A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

   Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FINANCIAL-SERVICES COMPANIES
   Financial-services companies are subject to relatively rapid change due to an increasing convergence of service sectors and can be significantly (and adversely) affected by availability and cost of capital, changes in interest rates and inflation, and price competition.

FOREIGN SECURITIES
   A fund that invests outside the U.S. carries additional risks that include:

 - CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

- INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

- POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK
   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

REGULATORY RISK
   Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or a fund's performance.

SECTOR CONCENTRATION
   A fund that invests more than 25% of its net assets in a group of related industries (market sector) is subject to increased risk. Fund performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.

   BECAUSE THE FUND INVOLVES A HIGH LEVEL OF RISK, YOU SHOULD CONSIDER IT ONLY FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO. THE FUND MAY NOT BE APPROPRIATE FOR EVERYONE.

                       This page intentionally left blank

                                INVESTOR EXPENSES


                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are expected amounts for the fiscal period ending August 31, 2001.

--------------------------------------------------------------------------------
                                                                         GLOBAL
                                                                       FINANCIAL
                                                                        SERVICES
                                                                          FUND
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
   Sales charge "load" on purchases                                       NONE
--------------------------------------------------------------------------------
   Deferred sales charge "load"                                           NONE
--------------------------------------------------------------------------------
   Sales charge "load" on reinvested distributions                        NONE
--------------------------------------------------------------------------------
   Redemption fees                                                        NONE
--------------------------------------------------------------------------------
   Exchange fees                                                          NONE
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
--------------------------------------------------------------------------------
  Management fee                                                          .90%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                                    .25%
--------------------------------------------------------------------------------
  Other expenses(1)                                                      1.12%
--------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                2.27%
--------------------------------------------------------------------------------

(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.
(2) Fund service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements, which may be discontinued at any time, are expected to lower the fund's expenses as follows:

    EXPENSES AFTER WAIVERS AND
    REIMBURSEMENTS

    Management fee                                                      .24%

    Distribution and service (12b-1) fee                                .25%

    Other expenses                                                     1.01%
                                                                       -----
    TOTAL ANNUAL FUND OPERATING EXPENSES                               1.50%

                                     EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                   ----------------------------------------------------
                            ONE YEAR                THREE YEARS
                   ----------------------------------------------------
                              $230                     $709
                   ----------------------------------------------------

                               THE FUND IN DETAIL

-  THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the fund

 - Responsible for managing the fund's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

 - Credit Suisse Asset Management companies manage approximately $104 billion in the U.S. and $296 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this PROSPECTUS.


CREDIT SUISSE ASSET
MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC 3A 7JJ

 - Sub-investment adviser for the fund

 - Responsible for assisting CSAM in the management of the fund's international assets according to its goal and strategies

 - Also a member of Credit Suisse Asset Management

   For easier reading, Credit Suisse Asset Management Limited will be referred to as "CSAM U.K." throughout this PROSPECTUS.

-  MULTI-CLASS STRUCTURE

   This PROSPECTUS offers Common Class shares of the funds.

   The fund also offers Advisor Shares, which are described in a separate prospectus.

-  FUND INFORMATION KEY

   A concise description of the fund begins on the next page. The description provides the following information:

GOAL AND STRATEGIES
   The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS
   The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS
   The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT
   The individuals designated by the investment advisers to handle the fund's day-to-day management.

INVESTOR EXPENSES
   Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.

 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the fund and compensating the sub-investment adviser. Expressed as a percentage of average net assets after waivers.

 - DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by the fund to the distributor for making shares of the fund available to you. Expressed as a percentage of average net assets.

 - OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

-  GOAL AND STRATEGIES

   The fund seeks capital appreciation. To pursue this goal, it invests primarily in equity securities of U.S. and foreign companies in the financial-services industry.

   In seeking to identify attractive financial-services companies, the fund's portfolio managers use fundamental analysis to assess an issuer's potential for capital appreciation in light of its financial condition, industry position and other market factors. In considering whether to purchase a security, the portfolio managers engage in a multi-faceted examination of various criteria, including the reliability and effectiveness of management, whether the issuer is in an attractive business niche, whether the issuer is a leader in its business niche and whether the companies are expected to increase revenues, earnings or cash flow consistently. The foregoing criteria are not intended to be exhaustive and certain criteria may take precedence over others for specific issuers. The portfolio managers may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities based on their fundamental analysis.

   Under normal market conditions, the fund invests at least 65% of assets in equity securities of financial-services companies. Financial-services companies are broadly defined to include, without limitation, commercial banks, thrift and savings banks, brokerage companies, investment management firms, insurance companies, consumer and industrial finance companies, financial conglomerates and leasing companies.

   The fund may also invest in companies that derive a substantial portion of their revenues (in excess of 50%) from conducting business in the financial-services industry, such as providers of financial software, and will consider these companies to be financial-services companies. The fund invests in at least three countries, which may include the U.S.


-  PORTFOLIO INVESTMENTS

   Equity holdings may consist of:

 - common and preferred stocks

 - securities convertible into or exchangeable for common stocks

 - securities such as rights and warrants, whose values are based on common stocks

   The fund may invest without limit in foreign securities. To a limited extent, it may also engage in other investment practices.


-  RISK FACTORS

   This fund's principal risk factors are:

 - financial-services companies

 - foreign securities

 - market risk

 - regulatory risk

 - sector concentration

   Financial services companies stocks have been volatile, and the value of your investment will fluctuate in response to movements in the prices of fund holdings. Because the fund invests internationally, it carries additional risks, including currency, information and political risks.

   Although the fund does not concentrate its investments in a specific industry, the fund may invest in a number of related industries which may be affected similarly by certain market or other economic conditions. To the extent that it focuses on a single sector, the fund may take on increased volatility or may not perform as well as a more diversified equity fund. Additionally, financial services companies are often affected by changes in interest rates or inflation and subject to regulatory risks, each of which could hurt the fund's performance.

   "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.


-  PORTFOLIO MANAGEMENT

   D. Susan Everly, Craig Elkind and Katherine O'Donovan serve as Co-Portfolio Managers of the fund. You can find out more about them in "Meet the Managers."


-  INVESTOR EXPENSES

   Expected expenses for the 2001 fiscal period (after fee waivers and expense reimbursements):

    Management fee                          .24%
    Distribution and service
      (12b-1) fee                           .25%
    All other expenses                     1.01%
                                           -----
    Total expenses                         1.50%

                                MORE ABOUT RISK


-  INTRODUCTION

   A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The discussion of the fund contains more detailed information. This section discusses other risks that may affect the fund.

   The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.


-  TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this PROSPECTUS.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a fund could gain or lose on an investment.

   - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.


KEY TO TABLE:
/X/   Permitted without limitation; does not indicate actual use
/20%/ ITALIC TYPE (E.G., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use
/ /   Permitted, but not expected to be used to a significant extent
--    Not permitted

INVESTMENT PRACTICE                                                      LIMIT
--------------------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. SPECULATIVE
EXPOSURE RISK.                                                           33 1/3%
--------------------------------------------------------------------------------
CURRENCY TRANSACTIONS Instruments, such as options, futures or forwards, intended to manage fund exposure to currency risk
or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.(1) CORRELATION,
CREDIT, CURRENCY, HEDGED EXPOSURE, LIQUIDITY, POLITICAL,
SPECULATIVE EXPOSURE, VALUATION RISKS.                                    /X/
--------------------------------------------------------------------------------
EQUITY AND EQUITY-RELATED SECURITIES Common stocks and other securities representing or related to ownership in a company.
May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or
industry events. LIQUIDITY, MARKET, VALUATION RISKS.                      /X/
--------------------------------------------------------------------------------
FINANCIAL-SERVICES COMPANIES Companies in the sectors comprising the financial-services industry, including (but not limited to)
companies deriving a substantial portion of their revenue from conducting business in the financial-services industry.
LIQUIDITY, MARKET, VALUATION RISKS.                                       /X/
--------------------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuers. May include depositary receipts. CURRENCY, INFORMATION, LIQUIDITY, MARKET,
POLITICAL, VALUATION RISKS.                                               /X/
--------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable a fund to hedge against or speculate on future changes in currency values, interest rates, securities or stock indexes.
Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) CORRELATION, CURRENCY, HEDGED
EXPOSURE, INTEREST-RATE, MARKET, SPECULATIVE EXPOSURE RISKS.(2)           / /
--------------------------------------------------------------------------------
INVESTMENT-GRADE DEBT SECURITIES Debt securities rated within the four highest grades (AAA/Aaa through BBB/Baa) by Standard &
Poor's or Moody's rating service, and unrated securities of
comparable quality. CREDIT, INTEREST-RATE, MARKET RISKS.                  20%
--------------------------------------------------------------------------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or
Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. CREDIT, INFORMATION,
INTEREST-RATE, LIQUIDITY, MARKET, VALUATION RISKS.                        20%
--------------------------------------------------------------------------------

INVESTMENT PRACTICE                                                      LIMIT
--------------------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or sell
(put) a particular security, currency or index of securities at a fixed price within a certain time period. A fund may purchase or sell
(write) both put and call options for hedging or speculative purposes.(1) CORRELATION, CREDIT, HEDGED EXPOSURE, LIQUIDITY, MARKET,
SPECULATIVE EXPOSURE RISKS.                                               25%
--------------------------------------------------------------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITs) Pooled investment vehicles that invest primarily in income-producing real estate or
real-estate-related loans or interests. CREDIT, INTEREST-RATE,
MARKET RISKS.                                                             / /
--------------------------------------------------------------------------------
RESTRICTED AND OTHER LLIQUID SECURITIES Certain securities with restrictions on trading, or those not actively traded. May
include private placements. LIQUIDITY, MARKET, VALUATION RISKS.          /15%/
--------------------------------------------------------------------------------
SECTOR CONCENTRATION Investing more than 25% of a fund's net assets in a group of related industries (market sector).
Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the
overall stock market. Financial, economic, business, political and other developments affecting the sector will have a greater
effect on the fund.                                                       /X/
--------------------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; a fund receives cash, U.S. government securities or bank letters of credit as collateral. CREDIT, LIQUIDITY,
MARKET RISKS.                                                          33 1/3%
--------------------------------------------------------------------------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take
short positions. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.           10%
--------------------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX" A short sale where the fund owns enough shares of the security involved to cover the borrowed securities, if necessary. LIQUIDITY, MARKET, SPECULATIVE
EXPOSURE RISKS.                                                           / /
--------------------------------------------------------------------------------
SHORT-TERM TRADING Selling a security shortly after purchase.
A fund engaging in short-term trading will have higher turnover and transaction expenses. Increased short-term capital gains
distributions could raise shareholders' income tax liability.             / /
--------------------------------------------------------------------------------

INVESTMENT PRACTICE                                                      LIMIT
--------------------------------------------------------------------------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual
developments affecting their market values. Special situations may include acquisition, consolidation, reorganization,
recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt a fund's performance if the anticipated benefits of the special
situation do not materialize. INFORMATION, MARKET RISKS.                  / /
--------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that allow the fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the fund's direct investment is restricted. CREDIT, CURRENCY,
INFORMATION, INTEREST-RATE, LIQUIDITY, MARKET, POLITICAL,
SPECULATIVE EXPOSURE, VALUATION RISKS.                                    / /
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of a fund's
assets in investments such as money-market obligations and
investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a fund's principal investment strategies and might prevent a fund
from achieving its goal.                                                  / /
--------------------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. LIQUIDITY, MARKET,
SPECULATIVE EXPOSURE RISKS.                                              /15%/
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before delivery. LIQUIDITY, MARKET, SPECULATIVE
EXPOSURE RISKS.                                                           20%
--------------------------------------------------------------------------------

(1) The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.
(2) The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                                MEET THE MANAGERS



                  [PHOTO]

                CRAIG ELKIND
                  DIRECTOR

 -  Co-Portfolio Manager

 -  With CSAM since 2000

 - Global insurance and financial services analyst at Lazard Asset Management, 1998 to 2000

 -  Partner at Fisher Capital Corp, 1997 to 1998

 -  Director of insurance ratings at Standard & Poor's, 1995 to 1997



                  [PHOTO]

             KATHERINE O'DONOVAN
                  DIRECTOR

 -  Co-Portfolio Manager

 -  With CSAM U.K. since 1999

 -  European bank analyst at Deutsche Bank, 1990 to 1999



                  [PHOTO]

              D. SUSAN EVERLY
                 DIRECTOR

 -  Co-Portfolio Manager

 -  With CSAM since 1998

 -  Securities analyst at Goldman Sachs, 1996 to 1998



            Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT

-  SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the Common Class's total assets, less its liabilities, by the number of Common Class shares outstanding.

   The fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board of Directors determines that using this method would not reflect an investment's value.

   Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its prices. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.


-   BUYING AND SELLING SHARES

   The accompanying SHAREHOLDER GUIDE explains how to invest directly with the fund. You will find information about purchases, redemptions, exchanges and services.

   The fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (currently 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV.

FINANCIAL-SERVICES FIRMS
   You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Please read their program materials for any special provisions or additional service features that may apply to your investment. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.

   Some of the firms through which the fund is available include:

 - Charles Schwab & Co., Inc. Mutual Fund OneSource-Registered Trademark-service
 - Fidelity Brokerage Services, Inc. FundsNetwork-TM-Program
 - Waterhouse Securities, Inc.


-  ACCOUNT STATEMENTS

   In general, you will receive account statements or notices as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every calendar quarter

   You will receive annual and semiannual financial reports.


-  DISTRIBUTIONS

   As a fund investor, you will receive distributions.

   The fund may earn dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

   The fund distributes dividends annually. The fund typically distributes capital gains annually in December.

   Most investors have their distributions reinvested in additional shares of the fund. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

   Estimated year-end distribution information, including record and payment dates, will be available late in the year at www.warburg.com or by calling 800-WARBURG (800-927-2874). Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.


-  TAXES

   As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.


TAXES ON DISTRIBUTIONS
   As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

   Distributions you receive from the fund, whether reinvested or taken in cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources are generally taxed as ordinary income.

   If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category, including the portion taxable as long-term capital gains.


TAXES ON TRANSACTIONS
   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                OTHER INFORMATION


-  ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is an affiliate of CSAM and is responsible for:

 -  making the fund available to you

 -  account servicing and maintenance

 -  other administrative services related to sale of the Common Class

   As part of its business strategy, the fund has adopted a Rule 12b-1 shareholder-servicing and distribution plan to compensate CSAMSI for the above services. Under the plan, CSAMSI receives fees at an annual rate of 0.25% of average daily net assets of the fund's Common Class. Because the fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. CSAMSI, CSAM or their affiliates may make additional payments out of their own resources to firms offering Common Class shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the fund may reimburse a portion of these payments.

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                                       24

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                                       25

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                                       26

                              FOR MORE INFORMATION


   More information about the fund is available free upon request, including the following:


-  SHAREHOLDER GUIDE

   Explains how to buy and sell shares. The SHAREHOLDER GUIDE is incorporated by reference into (is legally part of) this PROSPECTUS.


-  ANNUAL/SEMIANNUAL
-  REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The ANNUAL REPORT also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.


-  OTHER INFORMATION

   A current STATEMENT OF ADDITIONAL INFORMATION (SAI), which provides more details about the fund, is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Warburg Pincus Funds to obtain, without charge, the SAI, ANNUAL and SEMIANNUAL REPORTS and portfolio holdings and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-WARBURG
   (800-927-2874)

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Warburg Pincus Funds
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Warburg
   Pincus Funds
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.warburg.com
   SEC FILE NUMBER:
Credit Suisse Warburg Pincus Global Financial
Services Fund                                                          811-09963



                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                      CREDIT | ASSET
                                      SUISSE | MANAGEMENT


                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-Warburg (800-927-2874) - www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR        WPGFS-1-0601

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                         CREDIT ASSET
                                         SUISSE MANAGEMENT


                                   PROSPECTUS

                                  ADVISOR CLASS
                                DECEMBER 29, 2000
                            AS REVISED JUNE 18, 2001

                          CREDIT SUISSE WARBURG PINCUS
                         GLOBAL FINANCIAL SERVICES FUND











As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Warburg Pincus Advisor Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS ...............................................................4
    Goal and Principal Strategies ........................................4
    Investor Profile .....................................................4
    A Word About Risk ....................................................5

INVESTOR EXPENSES ........................................................8
    Fees and Fund Expenses ...............................................8
    Example ..............................................................9

THE FUND IN DETAIL ......................................................10
    The Management Firms ................................................10
    Multi-Class Structure ...............................................10
    Fund Information Key ................................................11
    Goal and Strategies .................................................12
    Portfolio Investments ...............................................12
    Risk Factors ........................................................12
    Portfolio Management ................................................13
    Investor Expenses ...................................................13

MORE ABOUT RISK .........................................................14
    Introduction ........................................................14
    Types of Investment Risk ............................................14
    Certain Investment Practices ........................................16

MEET THE MANAGERS .......................................................19

ABOUT YOUR ACCOUNT ......................................................20
    Share Valuation .....................................................20
    Account Statements ..................................................20
    Distributions .......................................................20
    Taxes ...............................................................21

OTHER INFORMATION .......................................................22
    About the Distributor ...............................................22

BUYING SHARES ...........................................................24

SELLING SHARES ..........................................................26

SHAREHOLDER SERVICES ....................................................28

OTHER POLICIES ..........................................................29

FOR MORE INFORMATION ............................................back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
FUND/RISK FACTORS        GOAL                   STRATEGIES
--------------------------------------------------------------------------------
GLOBAL FINANCIAL         Capital appreciation   - Invests primarily in equity
SERVICES FUND                                     securities of U.S. and foreign
Risk factors:                                     financial-services companies
   FINANCIAL-SERVICES
    COMPANIES                                   - Invests in companies of any
   FOREIGN SECURITIES                             size
   MARKET RISK
   REGULATORY RISK                              - Uses fundamental analysis to
   SECTOR CONCENTRATION                           assess an issuer's potential
                                                  for capital appreciation in
                                                  light of its financial
                                                  condition and industry
                                                  position
--------------------------------------------------------------------------------

-    INVESTOR PROFILE

     THE FUND IS DESIGNED FOR INVESTORS WHO:

-    are investing for long-term goals

- are willing to assume the risk of losing money in exchange for attractive potential long-term returns

-    are looking for capital appreciation

-    want to diversify their portfolios into financial-services stocks

     IT MAY NOT BE APPROPRIATE IF YOU:

-    are investing for a shorter time horizon

-    are uncomfortable with an investment that will fluctuate in value

-    are looking for exposure to companies in a broad variety of industries

-    want to limit your exposure to foreign securities

-    are looking for income

     You should base your investment decision on your own goals, risk preferences and time horizon.

-    A WORD ABOUT RISK

     All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

     Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FINANCIAL-SERVICES COMPANIES

     Financial-services companies are subject to relatively rapid change due to an increasing convergence of service sectors and can be significantly (and adversely) affected by availability and cost of capital, changes in interest rates and inflation, and price competition.

FOREIGN SECURITIES

     A fund that invests outside the U.S. carries additional risks that include:

- CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

- INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

- POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK

     The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-- including stocks and bonds, and the mutual funds that invest in them.

REGULATORY RISK

     Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or a fund's performance.

SECTOR CONCENTRATION

     A fund that invests more than 25% of its net assets in a group of related industries (market sector) is subject to increased risk. Fund performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.

     BECAUSE THE FUND INVOLVES A HIGH LEVEL OF RISK, YOU SHOULD CONSIDER IT ONLY FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO. THE FUND MAY NOT BE APPROPRIATE FOR EVERYONE.

This page intentionally left blank

                                INVESTOR EXPENSES

                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are expected amounts for the fiscal period ending August 31, 2001.

------------------------------------------------------------------------------
                                                                      GLOBAL
                                                                     FINANCIAL
                                                                     SERVICES
                                                                       FUND
------------------------------------------------------------------------------
SHAREHOLDER FEES
 (paid directly from your investment)
------------------------------------------------------------------------------
Sales charge "load" on purchases                                        NONE
------------------------------------------------------------------------------
Deferred sales charge "load"                                            NONE
------------------------------------------------------------------------------
Sales charge "load" on reinvested distributions                         NONE
------------------------------------------------------------------------------
Redemption fees                                                         NONE
------------------------------------------------------------------------------
Exchange fees                                                           NONE
------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
------------------------------------------------------------------------------
Management fee                                                          .90%
------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                    .50%
------------------------------------------------------------------------------
Other expenses(1)                                                      1.12%
------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                2.52%
------------------------------------------------------------------------------

(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Fund service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements, which may be discontinued at any time, are expected to lower the fund's expenses as follows:


EXPENSES AFTER WAIVERS AND
REIMBURSEMENTS

Management fee                                             .24%

Distribution and service (12b-1) fee                       .50%

Other expenses                                            1.01%
                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.75%

                                    EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                            -----------------------------------
                            ONE YEAR                THREE YEARS
                            -----------------------------------
                              $255                     $785
                            -----------------------------------

                               THE FUND IN DETAIL

-    THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

-    Investment adviser for the fund

- Responsible for managing the fund's assets according to its goal and strategies

- A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

- Credit Suisse Asset Management companies manage approximately $104 billion in the U.S. and $296 billion globally

- Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

     For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this PROSPECTUS.

CREDIT SUISSE ASSET
MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC 3A 7JJ

-    Sub-investment adviser for the fund

- Responsible for assisting CSAM in the management of the fund's international assets according to its goal and strategies

-    Also a member of Credit Suisse Asset Management

     For easier reading, Credit Suisse Asset Management Limited will be referred to as "CSAM U.K." throughout this PROSPECTUS.

-    MULTI-CLASS STRUCTURE

     This fund offers two classes of shares, Common and Advisor. This PROSPECTUS offers the Advisor Class of shares, which are sold through financial-services firms.

     The Common Class is described in a separate prospectus.

-    FUND INFORMATION KEY

     A concise description of the fund begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

     The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

     The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS

     The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

     The individuals designated by the investment advisers to handle the fund's day-to-day management.

INVESTOR EXPENSES

     Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.

- MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the fund and compensating the sub-investment adviser. Expressed as a percentage of average net assets after waivers.

- DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by the fund to the distributor for making shares of the fund available to you. Expressed as a percentage of average net assets.

- OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

-    GOAL AND STRATEGIES

     The fund seeks capital appreciation. To pursue this goal, it invests primarily in equity securities of U.S. and foreign companies in the financial-services industry.

     In seeking to identify attractive financial-services companies, the fund's portfolio managers use fundamental analysis to assess an issuer's potential for capital appreciation in light of its financial condition, industry position and other market factors. In considering whether to purchase a security, the portfolio managers engage in a multi-faceted examination of various criteria, including the reliability and effectiveness of management, whether the issuer is in an attractive business niche, whether the issuer is a leader in its business niche and whether the companies are expected to increase revenues, earnings or cash flow consistently. The foregoing criteria are not intended to be exhaustive and certain criteria may take precedence over others for specific issuers. The portfolio managers may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities based on their fundamental analysis.

     Under normal market conditions, the fund invests at least 65% of assets in equity securities of financial-services companies. Financial-services companies are broadly defined to include, without limitation, commercial banks, thrift and savings banks, brokerage companies, investment management firms, insurance companies, consumer and industrial finance companies, financial conglomerates and leasing companies.

     The fund may also invest in companies that derive a substantial portion of their revenues (in excess of 50%) from conducting business in the financial-services industry, such as providers of financial software, and will consider these companies to be financial-services companies. The fund invests in at least three countries, which may include the U.S.

-    PORTFOLIO INVESTMENTS

     Equity holdings may consist of:

-    common and preferred stocks

-    securities convertible into or exchangeable for common stocks

- securities such as rights and warrants, whose values are based on common stock

     The fund may invest without limit in foreign securities. To a limited extent, it may also engage in other investment practices.

-    RISK FACTORS

     This fund's principal risk factors are:

-    financial-services companies

-    foreign securities

-    market risk

-    regulatory risk

-    sector concentration

     Financial services company stocks have been volatile, and the value of your investment will fluctuate in response to movements in the prices of fund holdings. Because the fund invests internationally, it carries additional risks, including currency, information and political risks.

     Although the fund does not concentrate its investments in a specific industry, the fund may invest in a number of related industries which may be affected similarly by certain market or other economic conditions. To the extent that it focuses on a single sector, the fund may take on increased volatility or may not perform as well as a more diversified equity fund. Additionally, financial services companies are often affected by changes in interest rates or inflation and subject to regulatory risks, each of which could hurt the fund's performance.

     "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.

-    PORTFOLIO MANAGEMENT

     D. Susan Everly, Craig Elkind and Katherine O'Donovan serve as Co-Portfolio Managers of the fund. You can find out more about them in "Meet the Managers".

-    INVESTOR EXPENSES

     Expected expenses for the 2001 fiscal period (after fee waivers and expense reimbursements):

    Management fee                  .24%
    Distribution and service
    (12b-1) fees                    .50%
    All other expenses             1.01%
                                   -----
      Total expenses               1.75%

                                MORE ABOUT RISK

-    INTRODUCTION

     A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The discussion of the fund contains more detailed information. This section discusses other risks that may affect the fund.

     The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

-    TYPES OF INVESTMENT RISK

     The following risks are referred to throughout this PROSPECTUS.

     CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

     CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

     CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

     EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a fund could gain or lose on an investment.

     - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

     INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

     INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

     LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

     MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

     OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.

     POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

     VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

/X/  Permitted without limitation; does not indicate actual use

/20%/ITALIC TYPE (E.G., /20%/) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

/ /  Permitted, but not expected to be used to a significant extent

--   Not permitted

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet redemptions or for
other temporary or emergency purposes. SPECULATIVE EXPOSURE RISK.        33 1/3%
--------------------------------------------------------------------------------
CURRENCY TRANSACTIONS Instruments, such as options, futures or forwards, intended to manage fund exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.(1) CORRELATION, CREDIT, CURRENCY, HEDGED EXPOSURE, LIQUIDITY,
POLITICAL, SPECULATIVE EXPOSURE, VALUATION RISKS.                            /X/
--------------------------------------------------------------------------------
EQUITY AND EQUITY-RELATED SECURITIES Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative
company or industry events. LIQUIDITY, MARKET, VALUATION RISKS.              /X/
--------------------------------------------------------------------------------
FINANCIAL-SERVICES COMPANIES Companies in the sectors comprising the financial-services industry, including (but not limited to) companies deriving a substantial portion of their revenue from conducting business
in the financial-services industry. LIQUIDITY, MARKET, VALUATION RISKS.      /X/
--------------------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuers. May include depositary receipts. CURRENCY, INFORMATION, LIQUIDITY, MARKET, POLITICAL, VALUATION
RISKS.                                                                       /X/
--------------------------------------------------------------------------------

FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable a fund to hedge against or speculate on future changes in currency values, interest rates, securities or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) CORRELATION, CURRENCY,
HEDGED EXPOSURE, INTEREST-RATE, MARKET, SPECULATIVE EXPOSURE RISKS.(2)       / /
--------------------------------------------------------------------------------
INVESTMENT-GRADE DEBT SECURITIES Debt securities rated within the four highest grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. CREDIT,
INTEREST-RATE, MARKET RISKS.                                                 20%
--------------------------------------------------------------------------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. CREDIT, INFORMATION, INTEREST-RATE, LIQUIDITY, MARKET,
VALUATION RISKS.                                                             20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. A fund may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) CORRELATION,
CREDIT, HEDGED EXPOSURE, LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.      25%
--------------------------------------------------------------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest primarily in income-producing real estate or real-estate-related
loans or interests. CREDIT, INTEREST-RATE, MARKET RISKS.                     / /
--------------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on trading, or those not actively traded. May include private
placements. LIQUIDITY, MARKET, VALUATION RISKS.                            /15%/
--------------------------------------------------------------------------------
SECTOR CONCENTRATION Investing more than 25% of a fund's net assets in a group of related industries (market sector). Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other developments affecting the sector will have a
greater effect on the fund.                                                  /X/
--------------------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions;
a fund receives cash, U.S. government securities or bank letters of credit
as collateral. CREDIT, LIQUIDITY, MARKET RISKS.                          33 1/3%
--------------------------------------------------------------------------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE
RISKS.                                                                       10%
--------------------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX" A short sale where the fund owns enough shares of the security involved to cover the borrowed securities, if
necessary. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                    / /
--------------------------------------------------------------------------------
SHORT-TERM TRADING Selling a security shortly after purchase. A fund engaging in short-term trading will have higher turnover and transaction expenses. Increased short-term capital gains distributions could raise
shareholders' income tax liability.                                          / /
--------------------------------------------------------------------------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization,

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------

recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt a fund's performance if the anticipated benefits of the special situation do not
materialize. INFORMATION, MARKET RISKS.                                      / /
--------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that allow the fund to gain access to the performance of a benchmark asset
(such as an index or selected stocks) where the fund's direct investment is restricted. CREDIT, CURRENCY, INFORMATION, INTEREST-RATE, LIQUIDITY,
MARKET, POLITICAL, SPECULATIVE EXPOSURE, VALUATION RISKS.                    / /
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of a fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a fund's principal investment strategies and
might prevent a fund from achieving its goal.                                / /
--------------------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE
RISKS.                                                                     /15%/
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before
delivery. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                     20%
--------------------------------------------------------------------------------
(1) The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.
(2) The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS


[PHOTO OF CRAIG ELKIND]
CRAIG ELKIND
DIRECTOR

-    Co-Portfolio Manager

-    With CSAM since 2000

- Global insurance and financial services analyst at Lazard Asset Management, 1998 to 2000

-    Partner at Fisher Capital Corp., 1997 to 1998

-    Director of insurance ratings at Standard & Poor's, 1995 to 1997


[PHOTO OF D. SUSAN EVERLY]
D. SUSAN EVERLY
DIRECTOR

-    Co-Portfolio Manager

-    With CSAM since 1998

-    Securities analyst at Goldman Sachs, 1996 to 1998

[PHOTO OF KATHERINE O'DONOVAN]
KATHERINE O'DONOVAN
DIRECTOR

-    Co-Portfolio Manager

-    With CSAM U.K. since 1999

-    European bank analyst at Deutsche Bank, 1990 to 1999

            Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT

-   SHARE VALUATION

    The price of your shares is also referred to as their net asset value (NAV).

    The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the Advisor Class's total assets, less its liabilities, by the number of Advisor Class shares outstanding.

    The fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board of Directors determines that using this method would not reflect an investment's value.

    Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its prices. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

-   ACCOUNT STATEMENTS

    In general, you will receive account statements or notices as follows:

- after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

-   after any changes of name or address of the registered owner(s)

-   otherwise, every calendar quarter

    You will receive annual and semiannual financial reports.

-   DISTRIBUTIONS

    As a fund investor, you will receive distributions.

    The fund may earn dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

    The fund distributes dividends annually. The fund typically distributes capital gains annually in December.

    Most investors have their distributions reinvested in additional shares of the fund. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

    Estimated year-end distribution information, including record and payment dates, will be available late in the year at www.warburg.com or by calling 800-WARBURG (800-927-2874). Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

-   TAXES

    As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

    As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

    Distributions you receive from the fund, whether reinvested or taken in cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources are generally taxed as ordinary income.

    If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution you may receive a portion of the money you just invested in the form of a taxable distribution.

    The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category, including the portion taxable as long-term capital gains.

TAXES ON TRANSACTIONS

    Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                               OTHER INFORMATION


-   ABOUT THE DISTRIBUTOR

    Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is an affiliate of CSAM and is responsible for:

-   making the fund available to you

-   account servicing and maintenance

-   other administrative services related to sale of the Advisor Class

    Certain institutions and financial-services firms may offer Advisor Class shares to their clients and customers (or participants in the case of retirement plans). These firms provide distribution, administrative and shareholder services for fund shareholders. The fund has adopted a Rule 12b-1 shareholder-servicing and distribution plan to compensate these firms for their services. The current 12b-1 fee is .50% per annum of the fund's average daily net assets, although under the 12b-1 plan the fund is authorized to pay up to
 .75%. CSAMSI, CSAM or their affiliates may make additional payments out of their own resources to firms offering Advisor Class shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the fund may reimburse a portion of these payments.

                       This page intentionally left blank

                                  BUYING SHARES


-    OPENING AN ACCOUNT

     Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

     If you need an application, call our Institutional Shareholder Service Center to receive one by mail or fax.

     You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

-    BUYING AND SELLING SHARES

     The fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (currently 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV.

FINANCIAL-SERVICES FIRMS

     You can buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

     Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Please read their program materials for any special provisions or additional service features that may apply to your investment. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.

-    ADDING TO AN ACCOUNT

     You can add to your account in a variety of ways, as shown in the table. If you want to use ACH transfer, be sure to complete the "ACH on Demand" section of the account application.

-    INVESTMENT CHECKS

     Please use either a personal or bank check payable in U.S. dollars to Credit Suisse Warburg Pincus Advisor Funds. Unfortunately, we cannot accept "starter" checks that do not have your name pre-printed on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Warburg Pincus Advisor Funds. These types of checks may be returned to you and your purchase order may not be processed. Limited exceptions include properly endorsed government checks.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
- Complete the CREDIT SUISSE                  - Make your check payable to
  WARBURG PINCUS ADVISOR FUNDS                  Credit Suisse Warburg Pincus
  NEW ACCOUNT APPLICATION.                      Advisor Funds.

- Make your check payable to                  - Write the account number and
  Credit Suisse Warburg Pincus                  the fund name on your check.
  Advisor Funds.
                                              - Mail to Credit Suisse Warburg
- Write the fund name on the                    Pincus Advisor Funds.
  check.

- Mail to Credit Suisse Warburg
  Pincus Advisor Funds.
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
- Call our Institutional                      - Call our Institutional
  Services Center to                            Services Center to request
  request an exchange from                      an exchange from another
  another Credit Suisse Warburg                 Credit Suisse Warburg
  Pincus fund or portfolio. Be                  Pincus fund or portfolio.
  sure to read the current
  PROSPECTUS for the new
  fund or portfolio.                          If you do not have telephone
                                              privileges, mail or fax a
If you do not have telephone                  letter of instruction.
privileges, mail or fax a
letter of instruction.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
- Complete and sign the NEW                   - Call our Institutional Services
  ACCOUNT APPLICATION.                          Center by 4 p.m. ET to inform us
                                                of the incoming wire. Please be
- Call our Institutional                        sure to specify the account
  Services Center and fax                       registration, account number
  the signed NEW ACCOUNT                        and the fund name on your wire
  APPLICATION by 4 p.m. ET.                     advice.

- The Institutional Services                  - Wire the money for receipt
  Center will telephone you                     that day.
  with your account number.
  Please be sure to specify the
  account registration, account
  number and the fund name on
  your wire advice.

- Wire your initial investment
  for receipt that day.

- Mail the original, signed
  application to Credit Suisse
  Warburg Pincus Advisor Funds.
--------------------------------------------------------------------------------
BY ACH TRANSFER
--------------------------------------------------------------------------------
- Cannot be used to open an                   - Call our Institutional Services
  account.                                      Center to request an ACH
                                                transfer from your bank.

                                              - Your purchase will be
                                                effective at the next NAV
                                                calculated after we receive
                                                your order in proper form.

                                              Requires ACH on Demand
                                              privileges.
--------------------------------------------------------------------------------


                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                        MONDAY-FRIDAY, 8 A.M.- 5 P.M. ET

                                 SELLING SHARES

--------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES            CAN BE USED FOR
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
Write us a letter of                          - Sales of any amount.
instruction that includes:

- your name(s) and signature(s)
  or, if redeeming on an
  investor's behalf, the name(s)
  of the registered owner(s) and
  the signature(s) of their
  legal representative(s)

- the fund name and account
  number

- the dollar amount you want to
  sell
- how to send the proceeds

Obtain a signature guarantee or
other documentation, if required
(see "Selling Shares in Writing").

Mail the materials to Credit
Suisse Warburg Pincus Advisor
Funds.

If only a letter of
instruction is required, you
can fax it to the Institutional
Services Center (unless a signature
guarantee is required).
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
- Call our Institutional                      - Accounts with telephone
  Services Center to request                    privileges.
  an exchange into another
  Credit Suisse Warburg                       If you do not have telephone
  Pincus fund or portfolio. Be                privileges, mail or fax a
  sure to read the current                    letter of instruction to
  PROSPECTUS for the new                      exchange shares.
  fund or portfolio.
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
Call our Institutional Services               - Accounts with telephone
Center to request a redemption.                 privileges.
You can receive the proceeds as:

- a check mailed to the address
  of record

- an ACH transfer to your bank

- a wire to your bank

See "By Wire or ACH Transfer"
for details.
--------------------------------------------------------------------------------
BY WIRE OR ACH TRANSFER
--------------------------------------------------------------------------------
- Complete the "Wire                          - Requests by phone or mail.
  Instructions" or "ACH on
  Demand" section of your NEW
  ACCOUNT APPLICATION.

- For federal-funds wires,
  proceeds will be wired on the
  next business day. For ACH
  transfers, proceeds will be
  delivered within two business
  days.
--------------------------------------------------------------------------------

     HOW TO REACH US

INSTITUTIONAL SERVICES CENTER
Toll free: 800-222-8977
Fax:       646-354-5026

MAIL
Credit Suisse Warburg Pincus
Advisor Funds
P.O. Box 9030
Boston, MA 02205-9030

OVERNIGHT/COURIER SERVICE
Boston Financial Data Services, Inc.
Attn: Credit Suisse Warburg Pincus
Advisor Funds
66 Brooks Drive
Braintree, MA 02184

INTERNET WEB SITE
www.warburg.com

      WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[CREDIT SUISSE WARBURG PINCUS ADVISOR
FUND NAME]
DDA# 9904-649-2
F/F/C: [ACCOUNT NUMBER AND ACCOUNT
REGISTRATION]

-    SELLING SHARES IN WRITING

     Some circumstances require a written sell order, along with a signature guarantee. These include:

-    accounts whose address of record has been changed within the past 30 days

-    redemptions in certain large accounts (other than by exchange)

-    requests to send the proceeds to a different payee or address

- shares represented by certificates, which must be returned with your sell order

     A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

-    RECENTLY PURCHASED
     SHARES

     For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another fund.


                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977

                              SHAREHOLDER SERVICES

-    AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Institutional Services Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

     For making automatic investments from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

     For making automatic monthly, quarterly, semiannual or annual withdrawals.

-    STATEMENTS AND REPORTS

     The Fund produces financial reports, which include among other things a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. The Fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the Fund may choose to mail only one report, prospectus, proxy statement or information statement, as applicable, to your household, even if more than one person in the household has an account with the Fund. Please call 800-222-8977 if you would like to receive additional reports, prospectuses or proxy statements.

-    TRANSFERS/GIFTS TO MINORS

     Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act
(UGMA). Please consult your tax professional about these types of accounts.

-    ACCOUNT CHANGES

     Call our Institutional Services Center to update your account records whenever you change your address. The Institutional Services Center can also help you change your account information or privileges.

                                 OTHER POLICIES

-    TRANSACTION DETAILS

     You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

     Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:

-    your investment check or ACH transfer does not clear

- you place a telephone order by 4 p.m. ET and we do not receive your wire that day

     If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

     While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

     Uncashed redemption or distribution checks do not earn interest.

-    SPECIAL SITUATIONS

     The fund reserves the right to:

- refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading

- change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

- impose minimum investment amounts after 15 days' notice to current investors of any increases

-    charge a wire-redemption fee

- make a "redemption in kind"-- payment in portfolio securities rather than cashfor certain large redemption amounts that could hurt fund operations

- suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

- stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                          INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                        MONDAY-FRIDAY, 8 A.M.- 5 P.M. ET

                       This page intentionally left blank

                              FOR MORE INFORMATION

More information about this fund is available free upon request, including the following:

-    ANNUAL/SEMIANNUAL
     REPORT TO SHAREHOLDERS

     Includes financial statements, portfolio investments and detailed performance information.

     The ANNUAL REPORT also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

-    OTHER INFORMATION

     A current STATEMENT OF ADDITIONAL INFORMATION (SAI), which provides more details about the fund, is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.

     You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

     Please contact Credit Suisse Warburg Pincus Advisor Funds to obtain, without charge, the SAI, ANNUAL and SEMIANNUAL REPORTS and portfolio holdings and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Warburg Pincus
   Advisor Funds
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER
SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Warburg Pincus Advisor Funds
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.warburg.com

SEC FILE NUMBER:
Credit Suisse Warburg Pincus
 Global Financial Services Fund      811-09963


                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                         CREDIT ASSET
                                         SUISSE MANAGEMENT

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                         800-222-8977 - www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR        ADGFS-1-0601